Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The following table details acquired intangible assets (dollars in thousands):

		September 30, 2024			December 31, 2023
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,812	$(5,190)	2,622	$7,812	$(4,100)	$3,712
Business technology/IP	5 years	2,767	(1,713)	1,054	2,675	(1,328)	1,347

Total intangible assets		$10,579	$(6,903)	3,676	$10,487	$(5,428)	$5,059

The following table details acquired intangible assets (dollars in thousands):

		December 31, 2023			December 31, 2022
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships – North America	5 years	$6,545	$(2,991)	$3,554	$5,820	$(1,755)	$4,065
Customer relationships - International	2 years	1,267	(1,109)	158	1,267	(475)	792
Business technology/IP	5 years	2,675	(1,328)	1,347	2,675	(793)	1,882

Total intangible assets		$10,487	$(5,428)	$5,059	$9,762	$(3,023)	$6,739

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated amortization expense related to intangible assets as of September 30, 2024 is as follows (dollars in thousands):

Year	Amount
2024 (remainder)	$465
2025	1,862
2026	1,082
2027	167
2028	91
Thereafter	9
Total	$3,676

The estimated future amortization expense related to intangible assets as of December 31, 2023 is as follows (dollars in thousands):

Year	Amount
2024	$2,002
2025	1,844
2026	992
2027	148
2028	73
Total	$5,059